Pension and OPEB Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.77%	4.94%	2.75%
Rate of compensation increase	5.65%	5.34%	4.98%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.99%	5.19%	2.91%